Note 19 - Fair Value of Financial Instruments and Fair Value Measurements	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Fair Value Disclosures [Text Block]
(
19
)
Fair
Value
of
Financial
Instruments
and Fair Value Measurements

Generally accepted accounting standards in the U.S. require disclosure of fair value information about financial instruments, whether or not recognized on the face of the balance sheet, for which it is practicable to estimate that value. The assumptions used in the estimation of the fair value of Colony Bankcorp, Inc. and Subsidiary’s financial instruments are detailed hereafter. Where quoted prices are not available, fair values are based on estimates using discounted cash flows and other valuation techniques. The use of discounted cash flows can be significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.

Generally accepted accounting principles related to Fair Value Measurements define fair value, establish a framework for measuring fair value, establish a three
-level valuation hierarchy for disclosure of fair value measurement and enhance disclosure requirements for fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three
levels are defined as follows:

•	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level
2
inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 inputs to the valuation methodology are unobservable and represent the Company’s own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

The following disclosures should not be considered a surrogate of the liquidation value of the Company, but rather a good-faith estimate of the increase or decrease in value of financial instruments held by the Company since purchase, origination or issuance.

Cash
and
Short-Term
Investments
- For cash, due from banks, bank-owned deposits and federal funds sold, the carrying amount is a reasonable estimate of fair value and is classified Level
1.

Investment
Securities
- Fair values for investment securities are based on quoted market prices where available and classified as Level
1.
If quoted market prices are not available, estimated fair values are based on quoted market prices of comparable instruments and classified as Level
2.
If a comparable is not available, the investment securities are classified as Level
3.

Federal
Home
Loan
Bank
Stock
- The fair value of Federal Home Loan Bank stock approximates carrying value and is classified as Level
1.

Loans
- The fair value of fixed rate loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. For variable rate loans, the carrying amount is a reasonable estimate of fair value. Most loans are classified as Level
2,
but impaired loans with a related allowance are classified as Level
3.

Bank-Owned Life Insurance
- The carrying value of bank-owned life insurance policies approximates fair value and is classified as Level
1.

Deposit
Liabilities
- The fair value of demand deposits, savings accounts and certain money market deposits is the amount payable on demand at the reporting date and is classified as Level
1.
The fair value of fixed maturity certificates of deposit is estimated by discounting the future cash flows using the rates currently offered for deposits of similar remaining maturities and is classified as Level
2.

Subordinated Debentures –
The fair value of subordinated debentures is estimated by discounting the future cash flows using the current rates at which similar advances would be obtained. Subordinated debentures are classified as Level
2.

Other
Borrowed
Money
- The fair value of other borrowed money is calculated by discounting contractual cash flows using an estimated interest rate based on current rates available to the Company for debt of similar remaining maturities and collateral terms. Other borrowed money is classified as Level
2
due to their expected maturities.

The carrying amount and estimated fair values of the Company’s financial instruments as of
December
31
are as follows:

	Carrying	Estimated	Level
2016	Amount	Fair Value	1	2	3
	(in Thousands)
Assets
Cash and Short-Term Investments	$75,167	$75,167	$75,167	$-	$-
Investment Securities Available for Sale	323,658	323,658	-	323,082	576
Federal Home Loan Bank Stock	3,010	3,010	3,010	-	-
Loans, Net	744,999	745,240	-	738,288	6,952
Bank-Owned Life Insurance	15,419	15,419	15,419	-	-

Liabilities
Deposits	1,044,357	1,045,726	677,129	368,597	-
Subordinated Debentures	24,229	24,229	-	24,229	-
Other Borrowed Money	46,000	46,232	-	46,232	-

2015

Assets
Cash and Short-Term Investments	$60,872	$60,872	$60,872	$-	$-
Investment Securities Available for Sale	296,149	296,149	-	295,219	930
Federal Home Loan Bank Stock	2,731	2,731	2,731	-	-
Loans, Net	749,675	750,412	-	741,867	8,545
Bank-Owned Life Insurance	14,830	14,830	14,830	-	-

Liabilities
Deposits	1,011,554	1,013,111	611,822	401,289	-
Subordinated Debentures	24,229	24,229	-	24,229	-
Other Borrowed Money	40,000	40,421	-	40,421	-

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one
time the Company’s entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based on many judgments. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Significant assets and liabilities that are not considered financial instruments include deferred income taxes and premises and equipment. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

Following is a description of the valuation methodologies used for instruments measured at fair value on a recurring and nonrecurring basis, as well as the general classification of such instruments pursuant to the valuation hierarchy:

Assets

Securities
-
Where quoted prices are available in an active market, securities are classified within Level
1
of the valuation hierarchy. Level
1
inputs include securities that have quoted prices in active markets for identical assets. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics, or discounted cash flow. Examples of such instruments, which would generally be classified within level
2
of the valuation hierarchy, include certain collateralized mortgage and debt obligations and certain high-yield debt securities. In certain cases where there is limited activity or less transparency around inputs to the valuation, securities are classified within level
3
of the valuation hierarchy. When measuring fair value, the valuation techniques available under the market approach, income approach and/or cost approach are used. The Company’s evaluations are based on market data and the Company employs combinations of these approaches for its valuation methods depending on the asset class.

Impaired
L
oans
-
Impaired loans are those loans which the Company has measured impairment generally based on the fair value of the loan’s collateral. Fair value is generally determined based upon independent third
-party appraisals of the properties, or discounted cash flows based upon the expected proceeds. These assets are included as level
3
fair values, based upon the lowest level of input that is significant to the fair value measurements.

Other
Real
Estate
- Other real estate owned assets are adjusted to fair value less estimated selling costs upon transfer of the loans to other real estate owned. Typically, an external, third
-party appraisal is performed on the collateral upon transfer into the other real estate owned account to determine the asset’s fair value. Subsequent adjustments to the collateral’s value may
be based upon either updated
third
-party appraisals or management’s knowledge of the collateral and the current real estate market conditions.   Appraised amounts used in determining the asset’s fair value, whether internally or externally prepared, are discounted
10
percent to account for selling and marketing costs. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are typically significant and result in a level
3
classification of the inputs for determining fair value. Because of the high degree of judgment required in estimating the fair value of other real estate owned assets and because of the relationship between fair value and general economic conditions, we consider the fair value of other real estate owned assets to be highly sensitive to changes in market conditions.

Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis -
The following table presents the recorded amount of the Company’s assets measured at fair value on a recurring and nonrecurring basis as of
December
31,
2016
and
2015,
aggregated by the level in the fair value hierarchy within which those measurements fall. The table below includes only impaired loans with a specific reserve and only other real estate properties with a valuation allowance at
December
31,
2016
and
2015.
Those impaired loans and other real estate properties are shown net of the related specific reserves and valuation allowances.

		Fair Value Measurements at Reporting Date Using
201 6	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Recurring
Securities Available for Sale
U.S. Government Agencies
Mortgage-Backed	$319,097,374	$-	$319,097,374	$-
State, County and Municipal	4,560,496	-	3,984,112	576,384

	$323,657,870	$-	$323,081,486	$576,384
Nonrecurring
Impaired Loans	$6,952,343	$-	$-	$6,952,343

Other Real Estate	$2,505,188	$-	$-	$2,505,188

2015

Recurring
Securities Available for Sale
U.S. Government Agencies
Mortgage-Backed	$291,049,853	$-	$291,049,853	$-
State, County and Municipal	5,099,446	-	4,169,135	930,311

	$296,149,299	$-	$295,218,988	$930,311
Nonrecurring
Impaired Loans	$8,544,993	$-	$-	$8,544,993

Other Real Estate	$2,535,884	$-	$-	$2,535,884

Liabilities

The Company did not identify any liabilities that are required to be presented at fair value.

Fair
Value
Measurements
Using
Significant
Unobservable
Inputs
(Level
3)

The following tables present quantitative information about the significant unobservable inputs used in the fair value measurements for assets in level
3
of the fair value hierarchy measured on a nonrecurring basis at
December
31,
2016
and
2015.
These tables are comprised primarily of collateral dependent impaired loans and other real estate owned:

	December 31, 201 6	Valuation Techniques	Unobservable Inputs	Range Weighted Avg

Real Estate
Commercial Construction	$51,161	Sales Comparison	Adjustment for Differences	(5.00)%	-	99.00%
			Between the Comparable Sales		47.00%

			Management Adjustments for Age	0.00%	-	10.00%
			of Appraisals and/or Current Market Conditions		5.00%

Residential Real Estate	1,105,312	Sales Comparison	Adjustment for Differences	(22.00)%	-	0.00%
			Between the Comparable Sales		(11.00)%

			Management Adjustments for Age	0.00%	-	40.00%
			of Appraisals and/or Current Market Conditions		20.00%

Commercial Real Estate	5,445,192	Sales Comparison	Adjustment for Differences	(14.08)%	-	24.62%
			Between the Comparable Sales		5.27%

			Management Adjustments for Age	0.00%	-	100.00%
			of Appraisals and/or Current Market Conditions		50.00%

		Income Approach	Capitalization Rate		10.67%

Farmland	350,678	Sales Comparison	Adjustment for Differences	(27.00)%	-	15.00%
			Between the Comparable Sales		(6.00)%

			Management Adjustments for Age	10.00%	-	75.00%
			of Appraisals and/or Current Market Conditions		42.50%

Other Real Estate Owned	2,505,188	Sales Comparison	Adjustment for Differences	(50.80)%	-	316.00%
			Between the Comparable Sales		132.60%

			Management Adjustments for Age	6.25%	-	76.92%
			of Appraisals and/or Current Market Conditions		36.31%

		Income Approach	Discount Rate		12.50%

	December 31, 201 5	Valuation Techniques	Unobservable Inputs	Range Weighted Avg

Commercial	$28,390	Sales Comparison	Adjustment for Differences	(31.77)%	-	34.00%
			Between the Comparable Sales		1.12%

			Management Adjustments for Age	0.00%	-	10.00%
			of Appraisals and/or Current Market Conditions		5.00%

		Income Approach	Capitalization Rate		11.00%

Real Estate Commercial Construction	51,300	Sales Comparison	Adjustment for Differences	(5.00)%	-	99.00%
			Between the Comparable Sales		47.00%

			Management Adjustments for Age	0.00%	-	10.00%
			of Appraisals and/or Current Market Conditions		5.00%

Residential Real Estate	767,179	Sales Comparison	Adjustment for Differences	(22.00)%	-	10.80%
			Between the Comparable Sales		(5.60%)

			Management Adjustments for Age	0.00%	-	25.00%
			of Appraisals and/or Current Market Conditions		12.50%

Commercial Real Estate	7,347,541	Sales Comparison	Adjustment for Differences	(31.77)%	-	34.00%
			Between the Comparable Sales		1.12%

			Management Adjustments for	0.00%	-	10.00%
			Age of Appraisals and/or Current Market Conditions		5.00%

		Income Approach	Capitalization Rate		10.25%

Farmland	350,583	Sales Comparison	Adjustment for Differences	(27.00)%	-	15.00%
			Between the Comparable Sales		(6.00%)

			Management Adjustments for	10.00%	-	75.00%
			Age of Appraisals and/or Current Market Conditions		42.50%

Other Real Estate Owned	2,535,884	Sales Comparison	Adjustment for Differences	(50.80)%	-	142.90%
			Between the Comparable Sales		46.05%

			Management Adjustments for	15.53%	-	72.75%
			Age of Appraisals and/or Current Market Conditions		43.37%

		Income Approach	Discount Rate		12.50%

The following table presents a reconciliation and statement of income classification of gains and losses for all assets measured at fair value on a recurring basis using significant unobservable inputs (level
3)
for the years ended
December
31,
2016,
2015
and
2014:

	Available for Sale Securities
	201 6	2015	2014

Balance, Beginning	$930,311	$948,390	$941,265

Transfers into Level 3		-	-
Transfers out of Level 3		-	-
Securities Purchased During the Year		-	-
Securities Matured During the Year	(330,000)	-	-
Loss on OTTI Impairment Included in Noninterest Income		-	-
Unrealized Gains(Losses) Included in Other Comprehensive Income	(23,927)	(18,079)	7,125

Balance, Ending	$576,384	$930,311	$948,390

The Company’s policy is to recognize transfers in and transfers out of levels
1,
2
and
3
as of the end of a reporting period. There were no transfers of securities between level
1
and level
2
or level
3
for the years ended
December
31,
2016,
2015
or
2014.

The following table presents quantitative information about recurring level
3
fair value measurements as of
December
31,
2016
and
2015:

December 31, 2016	Fair Value	Valuation Techniques	Unobservable Inputs	Range (Weighted Avg)

State, County and Municipal	$576,384	Discounted Cash Flow	Discount Rate or Yield	N/A*

December 31, 2015

State, County and Municipal	$930,311	Discounted Cash Flow	Discount Rate or Yield	N/A*

* The Company relies on a
third
-party pricing service to value its municipal securities. The details of the unobservable inputs and other adjustments used by the third
-party pricing service were not readily available to the Company.